Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

May 31, 2017

Dates Covered
Collections Period	05/01/17 - 05/31/17
Interest Accrual Period	05/15/17 - 06/14/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/17	166,607,213.13	15,187
Yield Supplement Overcollateralization Amount 04/30/17	1,840,032.58	0
Receivables Balance 04/30/17	168,447,245.71	15,187
Principal Payments	9,506,985.84	336
Defaulted Receivables	316,525.83	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/17	1,671,261.29	0
Pool Balance at 05/31/17	156,952,472.75	14,831

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	17.85%

Prepayment ABS Speed	1.27%

Overcollateralization Target Amount	8,686,977.62
Actual Overcollateralization	8,686,977.62

Weighted Average APR	3.65%
Weighted Average APR, Yield Adjusted	4.63%
Weighted Average Remaining Term	29.50

Delinquent Receivables:
Past Due 31-60 days	3,457,351.54	247
Past Due 61-90 days	576,730.02	39
Past Due 91-120 days	171,654.86	13
Past Due 121+ days	0.00	0
Total	4,205,736.42	299

Total 31+ Delinquent as % Ending Pool Balance	2.68%

Recoveries	144,026.55

Aggregate Net Losses/(Gains) - May 2017	172,499.28

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.23%
Prior Net Losses Ratio	-0.01%
Second Prior Net Losses Ratio	0.21%
Third Prior Net Losses Ratio	0.73%
Four Month Average	0.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.37%

Flow of Funds	$ Amount

Collections	10,166,247.82
Advances	(2,064.03)
Investment Earnings on Cash Accounts	8,916.84
Servicing Fee	(140,372.70)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,032,727.93

Distributions of Available Funds
(1) Class A Interest	160,070.18
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	967,762.76
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,686,977.62
(7) Distribution to Certificateholders	191,202.37
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,032,727.93

Servicing Fee	140,372.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 05/15/17	157,920,235.51
Principal Paid	9,654,740.38
Note Balance @ 06/15/17	148,265,495.13

Class A-1
Note Balance @ 05/15/17	0.00
Principal Paid	0.00
Note Balance @ 06/15/17	0.00
Note Factor @ 06/15/17	0.0000000%

Class A-2
Note Balance @ 05/15/17	0.00
Principal Paid	0.00
Note Balance @ 06/15/17	0.00
Note Factor @ 06/15/17	0.0000000%

Class A-3
Note Balance @ 05/15/17	37,770,235.51
Principal Paid	9,654,740.38
Note Balance @ 06/15/17	28,115,495.13
Note Factor @ 06/15/17	10.9398814%

Class A-4
Note Balance @ 05/15/17	102,340,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	102,340,000.00
Note Factor @ 06/15/17	100.0000000%

Class B
Note Balance @ 05/15/17	17,810,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	17,810,000.00
Note Factor @ 06/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	186,785.18
Total Principal Paid	9,654,740.38
Total Paid	9,841,525.56

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	29,586.68
Principal Paid	9,654,740.38
Total Paid to A-3 Holders	9,684,327.06

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2199672
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.3698880
Total Distribution Amount	11.5898552

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1151233
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.5670832
Total A-3 Distribution Amount	37.6822065

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	100.24
Noteholders' Principal Distributable Amount	899.76

Account Balances	$ Amount

Advances
Balance as of 04/30/17	33,241.00
Balance as of 05/31/17	31,176.97
Change	(2,064.03)

Reserve Account
Balance as of 05/15/17	2,171,744.40
Investment Earnings	1,660.61
Investment Earnings Paid	(1,660.61)
Deposit/(Withdrawal)	-
Balance as of 06/15/17	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40